Provision for Loan Losses (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision for loan losses (Textual)
Specific reserve	$ 128,904,336	$ 64,195,127
Specific reserves rate, description	Charged of specific reserve with specific provision rates ranging between 50%-100% and 10%-100%, respectively.
Guarantee back loans [Member]
Provision for loan losses (Textual)
Percentage of loans	29.50%	44.30%
pledged asset backed loans [Member]
Provision for loan losses (Textual)
Percentage of loans	67.90%	51.20%
Collateral backed loans [Member]
Provision for loan losses (Textual)
Percentage of loans	2.60%	4.50%